Quarterly Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								6 Months Ended				12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Jun. 30, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 69	$ 89	$ 87	$ 59	$ 48	$ 28	$ 34	$ 32					$ 304	[1]	$ 142	[1]	$ 93	[1]
Operating Income	28	52	50	30	23	9	19	15					161	[1]	66	[1]	49	[1]
Net Income	0	24	$ 22	$ 6	$ 7	$ (2)	$ 10	$ 0	$ 24	[2],[3]	$ 28	[1]	52	[1],[4]	15	[1],[4]	16	[1],[4]
Net income attributable to NEP	$ 0	$ 3							$ 3	[1]	$ 28	[2]	$ 52	[5]	$ 15	[2],[5]	$ 16	[2],[5]
Earnings per unit - basic and assuming dilution	$ (0.01)	$ 0.17											$ 0.16	[1]
Distributions per unit	0.1875	0.0000
High [Member]
Condensed Financial Statements, Captions [Line Items]
Common unit sales price, per share	38.81	37.99	$ 33.90						$ 38.81		$ 33.90		38.81
Low [Member]
Condensed Financial Statements, Captions [Line Items]
Common unit sales price, per share	$ 28.95	$ 31.90	$ 31.32						$ 28.95		$ 31.32		$ 28.95

[1]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[2]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[3]	et income attributable to noncontrolling interest includes the pre-acquisition net loss of Palo Duro and Shafter. See Note 2 - Basis of Presentation.
[4]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[5]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.